AMOUNT DUE TO RELATED PARTIES (Details Narrative) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Amount due to related parties	$ 468,000	$ 745,532
Related party payable	541,298	745,532	$ 276,501
Related Party Loan		0	$ 140,000
Li Zhuo [Member]
Related party payable	10,000	42,000
Director [Member]
Related party payable	300,063	360,000
Dai Zheng [Member]
Related Party Loan	42,000	504,297
Che Kean Tat [Member]
Related party payable	10,000	10,000
Liu Pijun [Member]
Related party payable	$ 189,235	$ 189,235